Stockholders' Equity (Deficit) (Details) - Share-Based Payment Arrangement, Option, Exercise Price Range - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Share-Based Payment Arrangement, Option, Exercise Price Range [Abstract]
Range of exercise prices	$ 0.03	$ 0.03
Range of exercise prices	$ 0.39	$ 0.39
Number of options outstanding (in Shares)	18,671,211	18,746,211		13,453,879		67,879
Weighted average remaining contractual life (years)	8 years 10 months 6 days	9 years 1 month 6 days
Weighted average exercise price of outstanding options	$ 0.2	$ 0.2	[1]	$ 0.03	[1]	$ 0.03	[1]
Number of options exercisable (in Shares)	6,636,628	5,502,877	[2]
Weighted average exercise price of exercisable options	$ 0.14	$ 0.11	[1]

[1]	On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.
[2]	On December 28, 2020, the Company accelerated the vesting of certain of its options issued to board members, management, and consultants, resulting in a charge to operations in the amount of $164,647 during the year ended December 31, 2020.